SEGMENT INFORMATION - Results of Operations (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
NET REVENUES
Total net revenues		$ 4,519,396	$ 3,974,800	$ 4,802,309
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	1,087,517	931,984	1,285,474
OPERATING COSTS AND EXPENSES
Payments to the Philippine Parties		(34,403)	(16,547)	(870)
Pre-opening costs		(3,883)	(168,172)	(90,556)
Development costs		(95)	(110)	(10,734)
Amortization of gaming subconcession		(57,237)	(57,237)	(57,237)
Amortization of land use rights		(22,816)	(54,056)	(64,471)
Depreciation and amortization		(472,219)	(359,341)	(246,686)
Land rent to Belle		(3,327)	(3,476)	(3,562)
Share-based compensation		(18,487)	(20,827)	(20,401)
Property charges and others		(5,298)	(38,068)	(8,698)
Net (gain) loss on disposal of property and equipment		8,509	(474)	(4,550)
Gain on disposal of assets held for sale		0	0	22,072
Corporate and Others expenses		(114,770)	(115,735)	(118,971)
Total operating costs and expenses		(724,401)	(833,569)	(600,114)
OPERATING INCOME		363,116	98,415	685,360
NON-OPERATING INCOME (EXPENSES)
Interest income		5,951	13,900	20,025
Interest expenses, net of capitalized interest		(223,567)	(118,330)	(124,090)
Amortization of deferred financing costs		(48,345)	(38,511)	(28,055)
Loan commitment and other finance fees		(7,451)	(7,328)	(18,976)
Foreign exchange gains (losses), net		7,356	(2,156)	(6,155)
Other income, net		3,572	2,317	2,313
Loss on extinguishment of debt		(17,435)	(481)	0
Costs associated with debt modification		(8,101)	(7,603)	0
Total non-operating expenses, net		(288,020)	(158,192)	(154,938)
INCOME (LOSS) BEFORE INCOME TAX		75,096	(59,777)	530,422
INCOME TAX EXPENSE		(8,178)	(1,031)	(3,036)
Net income (loss)		66,918	(60,808)	527,386
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS		108,988	166,555	80,894
Net income attributable to Melco Resorts & Entertainment Limited		175,906	105,747	608,280
Corporate and Others [Member]
NET REVENUES
Total net revenues		39,540	43,350	52,132
Belle Corporation [Member]
OPERATING COSTS AND EXPENSES
Net (gain) loss on disposal of property and equipment		8,134	0	0
Macau [Member]
NET REVENUES
Total net revenues		3,988,621	3,631,041	4,742,613
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	927,181	876,618	1,285,468
Macau [Member] | Mocha Clubs [Member]
NET REVENUES
Total net revenues		120,491	136,217	147,373
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	23,789	30,259	36,337
Macau [Member] | Altira Macau [Member]
NET REVENUES
Total net revenues		439,127	574,848	744,850
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	5,116	36,261	84,795
Macau [Member] | City of Dreams [Member]
NET REVENUES
Total net revenues		2,590,824	2,794,673	3,848,623
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	742,291	798,504	1,165,632
Macau [Member] | Studio City [Member]
NET REVENUES
Total net revenues		838,179	125,303	1,767
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	155,985	11,594	(1,296)
The Philippines [Member] | City of Dreams Manila [Member]
NET REVENUES
Total net revenues		491,235	300,409	7,564
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	$ 160,336	$ 55,366	$ 6

[1]	"Adjusted property EBITDA" is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, property charges and others, share-based compensation, payments to the Philippine Parties, land rent to Belle, net gain on disposal of property and equipment to Belle, gain on disposal of assets held for sale, Corporate and Others expenses, and other non-operating income and expenses. The chief operating decision maker uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City and City of Dreams Manila and to compare the operating performance of its properties with those of its competitors.